SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to estimate the fair values of the share options granted

	2020	2021
Risk-free rate of return	0.10%-1.67%	0.84%
Contractual life of option	10 years	10 years
Expected term	6.25 years	6.25 years
Estimated volatility rate	34%-59%	39%
Dividend yield	—	—
Fair value per ordinary share	US$2.95-$3.74	US$3.08

Schedule of restricted share unit activities and shares

	Number of	Weighted
	Restricted	Average Grant Date
	Share Units	Fair Value
		US$
Restricted share units outstanding at December 31, 2021	2,385,789	4.27
Granted	552,274	1.26
Forfeited	(308,422)	4.48
Vested	(837,238)	4.23
Restricted share units outstanding at December 31, 2022	1,792,403	3.33

Schedule of share based compensation expense

	Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
General and administrative expenses	22,727	69,718	86,992
Selling and marketing expenses	40,562	50,532	50,110
Technology expenses	12,406	25,343	20,282
Total	75,695	145,593	157,384

Employee ownership plan of 1 Pharmacy Technology
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted share unit activities and shares

			Weighted average
	Number of Restricted	Weighted Average	remaining contractual	Aggregate intrinsic
	Share Units of LLPs	Grant Date Fair Value	term	value
		RMB
Non-vested restricted shares outstanding at December 31, 2021	31,647,637	14.12	2.94	395,595
Granted	3,497,214	13.50
Forfeited	(3,573,665)	14.06
Vested	—	—
Non-vested restricted shares outstanding at December 31, 2022	31,571,186	14.06	2.07	427,158

Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of employee option activity under the Plan

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	Options	price	term	value
		US$	Years	US$
Outstanding at December 31, 2021	5,856,121	2.55	6.32	349
Granted	—	—
Forfeited	(17,500)	2.37
Expired	(429,716)	2.02
Exercised	(48,900)	1.08		95

Outstanding at December 31, 2022	5,360,005	0.01	5.34	8,040

Vested and exercisable as of December 31, 2022	4,710,612	0.01	5.13	7,103
Vested or expected to vest as of December 31, 2022	5,360,005	0.01	5.34	8,040